UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Horwitz
Title:    Managing Member
Phone:    (201) 258-2400


Signature, Place and Date of Signing:

/s/ Robert Horwitz           Saddle River, New Jersey           May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $148,224
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                    Name
--------------------                    ----------------
28-10537                                RH Capital Associates Number One, L.P.



                                                       FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                        VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                  --------        -----       --------   -------  --- ----   ----------  --------  ----   ------  ----
ALASKA COMMUNICATIONS SYS GR    COM             01167p101     523        52086  SH         Sole                   52086
ALPHA NATURAL RESOURCES INC     COM             02076x102    4232       147600  SH         Sole                  147600
ANADARKO PETROLEUM CORP         COM             032511107   10802       141941  SH         Sole                  141941
BEMA GOLD CORP                  COM             08135f107     812       303100  SH         Sole                  303100
BRIGGS & STRATTON CORP          COM             109043109    2185        60000  SH         Sole                   60000
DST SYS INC DEL                 COM             233326107    2277        49300  SH         Sole                   49300
ENSCO INTERNATIONAL INC         COM             26874q100     941        25000  SH         Sole                   25000
FIRST CASH FINL SVCS INC        COM             31942d107    1871        88400  SH         Sole                   88400
FOOT LOCKER INC                 COM             344849104    6701       228700  SH         Sole                  228700
GLAMIS GOLD LTD                 COM             376775102     546        35000  SH         Sole                   35000
GREY WOLF INC                   COM             397888108    1369       208000  SH         Sole                  208000
GRIFFON CORP                    COM             398433102    4131       192957  SH         Sole                  192957
GTECH HOLDINGS CORP             COM             400518106   12953       550475  SH         Sole                  550475
IAC/INTERACTIVE CORP            COM             44919p102    1804        81020  SH         Sole                   81020
INFO USA INC NEW                COM             456818301    1417       134866  SH         Sole                  134866
INT'L GAME TECHNOLOGY           COM             459902102    3999       150000  SH         Sole                  150000
INTEGRATED ELECTRICAL SVC       COM             45811e103     774       280326  SH         Sole                  280326
INTERSECTIONS INC               COM             460981301     812        55800  SH         Sole                   55800
MAGMA DESIGN AUTOMATION         COM             559181102     858        72288  SH         Sole                   72288
MICROMUSE INC                   COM             595094103    6488      1432296  SH         Sole                   1E+06
MOBILE MINI INC                 COM             60740f105     875        21644  SH         Sole                   21644
NATL MED HEALTH CARD SYS        COM             636918302    3012       130281  SH         Sole                  130281
NEKTAR THERAPEUTICS             COM             640268108    1827       131046  SH         Sole                  131046
PAXAR CORP                      COM             704227107    4797       224800  SH         Sole                  224800
PLACER DOME INC                 COM             725906101    1622       100000  SH         Sole                  100000
RADWARE LTD                     COM             m81873107    5459       232603  SH         Sole                  232603
RALPH LAUREN CORP               CLA             731572103    7640       196900  SH         Sole                  196900
TECNOMATIX TECHNOLOGIES LTD     ORD             m8743p105    1423        83812  SH         Sole                   83812
TYCO INT'L LTD NEW              COM             902124106    9870       292000  SH         Sole                  292000
USA MOBILITY INC                COM             90341g103    6387       197133  SH         Sole                  197133
VERITAS SOFTWARE CO             COM             923436109    4644       200000  SH         Sole                  200000
WABTEC CORP                     COM             929740108    1938        94600  SH         Sole                   94600
WAL-MART STORES INC             COM             931142103   30066       600000  SH         Sole                  600000
WILLBROS GROUP INC              COM             969199108    1499        74200  SH         Sole                   74200
YANKEE CANDLE INC               COM             984757104    1268        40000  SH         Sole                   40000
AMERICA MOVIL SA DE CV          SPON ADR L SHS  02364w105     402         7800  SH         Sole                    7800
                                                TOTAL     148,244





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